CURRENT AND NON-CURRENT EMPLOYEE BENEFITS - Indemnities for years of service (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movements of post-employment benefits
Opening balance	$ 14,086,575	$ 10,085,264
Service costs	8,917	1,675,492
Interest costs	1,672,491	369,332
Actuarial variations	1,216,808	3,127,398
Benefits paid	(1,984,029)	(1,170,911)
Total	$ 14,982,928	$ 14,086,575